Changes in retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Changes in retained earnings [Abstract]
Beginning balance	₩ 51,519,119	₩ 53,370,558
Effect of change in accounting policy	0	71,928
Net profit (loss) for the period attributed to owner of the Company	(2,345,517)	(1,314,567)	₩ 1,298,720
Changes in equity method retained earnings
Beginning balance	3,969	5,122
Ending balance	(2,820)	3,969	5,122
Changes	(6,789)	(1,153)
Remeasurements of defined benefit liability, net of tax	36,160	(100,495)
Transfer of gain (loss) on valuation of financial assets through other comprehensive income	(840)	0
Dividend paid	0	(507,152)	(1,271,089)
Ending balance	₩ 49,202,133	₩ 51,519,119	₩ 53,370,558